Basis of preparation and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Corporate Information And Statement Of IFRS Compliance [Abstract]
Compliance with International Financial Reporting Standards	Compliance with International Financial Reporting Standards
The consolidated financial statements of the group and the separate financial statements of HSBC Bank plc comply with UK-adopted international accounting standards and with the requirements of the Companies Act 2006, and have also applied international financial reporting standards adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union. These financial statements are also prepared in accordance with International Financial Reporting Standards ('IFRSs') as issued by the International Accounting Standards Board (‘IASB’), including interpretations issued by the IFRS Interpretations Committee, as there are no applicable differences from IFRSs as issued by the IASB for the periods presented. There were no unendorsed standards effective for the year ended
31 December 2022 affecting these consolidated and separate financial statements.
Standards adopted during the year ended 31 December 2022
There were no new accounting standards or interpretations that had a significant effect on the group in 2022. Accounting policies have been consistently applied.

Future accounting developments	Future accounting developments
Minor amendments to IFRSs
The IASB has not published any minor amendments effective from 1 January 2022 that are applicable to the group. However, the IASB has published a number of minor amendments to IFRSs that are effective from 1 January 2023 and 1 January 2024. The group expects they will have an insignificant effect, when adopted, on the consolidated financial statements of the group and the separate financial statements of HSBC Bank plc.
New IFRSs
IFRS 17 ‘Insurance Contracts’
IFRS 17 ‘Insurance Contracts’ was issued in May 2017, with amendments to the standard issued in June 2020 and December 2021. Following the amendments, IFRS 17 is effective for annual reporting periods beginning on or after 1 January 2023 and is applied retrospectively, with comparatives restated from 1 January 2022. IFRS 17 has been adopted in its entirety for use in the UK while it has been adopted by the EU subject to certain optional exemptions.
IFRS 17 sets out the requirements that the group will apply in accounting for insurance contracts it issues, reinsurance contracts it holds, and investment contracts with discretionary participation features.
The group is at an advanced stage in the implementation of IFRS 17, having put in place accounting policies, data and models, and made progress with preparing 2022 comparative data. Below are set out our expectations of the impact of IFRS 17 compared with our current accounting policy for insurance contracts, which is set out in Note 1.2(j).
Under IFRS 17, no present value of in-force business (‘PVIF’) asset is recognised. Instead, the measurement of the insurance contracts liability is based on groups of insurance contracts and will include fulfilment cash flows, as well as the contractual service margin (‘CSM’), which represents the unearned profit.
To identify groups of insurance contracts, individual contracts subject to similar dominant risk and managed together are identified as a portfolio of insurance contracts. Each portfolio is further separated by profitability group and issue date into periodic cohorts.
The fulfilment cash flows comprise:
•the best estimates of future cash flows, including amounts expected to be collected from premiums and payouts for claims, benefits and expenses, which are projected using assumptions based on demographic and operating experience;
•an adjustment for the time value of money and financial risks associated with the future cash flows; and
•an adjustment for non-financial risk that reflects the uncertainty about the amount and timing of future cash flows.
In contrast to the group’s IFRS 4 accounting where profits are recognised upfront, the CSM will be systematically recognised in revenue, as services are provided over the expected coverage period of the group of contracts without any change to the overall profit of the contracts. Losses resulting from the recognition of onerous contracts are recognised in the income statement immediately.
The CSM is adjusted depending on the measurement model of the group of insurance contracts. While the general measurement model (‘GMM’) is the default measurement model under IFRS 17, the group expects that the majority of its contracts will be accounted for under the variable fee approach (‘VFA’), which is mandatory to apply for insurance contracts with direct participation features upon meeting the eligibility criteria.
IFRS 17 requires entities to apply IFRS 17 retrospectively as if IFRS 17 had always been applied, using the full retrospective approach (‘FRA’) unless it is impracticable. When FRA is impracticable such as when there is a lack of sufficient and reliable data, an entity has an accounting policy choice to use either the modified retrospective approach (‘MRA’) or the fair value approach (‘FVA’). The group will primarily apply the MRA for new business where FRA is impracticable. The group will make use of the other comprehensive income (‘OCI’) option for some contracts.
Impact of IFRS 17
Changes to equity on transition are driven by the elimination of the PVIF asset, the re-designation of certain eligible financial assets in the scope of IFRS 9, the remeasurement of insurance liabilities and assets under IFRS 17, and the recognition of the CSM.
IFRS 17 requires the use of current market values for the measurement of insurance liabilities. The shareholder’s share of the investment experience and assumption changes will be absorbed by the CSM and released over time to profit or loss under VFA. For contracts measured under GMM, the shareholder’s share of the investment volatility is recorded in profit or loss as it arises. Under IFRS 17, operating expenses will be lower as directly attributable costs will be incorporated in the CSM and recognised in the insurance service result.
While the profit over the life of an individual contract will be unchanged, its emergence will be later under IFRS 17.
All of these impacts will be subject to deferred tax.
Estimates of the opening balance sheet as at 1 January 2022 have been calculated and are presented below, showing separately the impact on the total assets, liabilities and equity of our insurance manufacturing operations. These estimates are based on accounting policies, assumptions, judgements and estimation techniques that remain subject to change.

	Total assets	Total liabilities	Total equity
Impact of transition to IFRS 17, at 1 January 2022	£bn	£bn	£bn
Balance sheet values at 1 January 2022 under IFRS 4	27.1	25.5	1.6
Removal of PVIF	(0.8)	—	(0.8)
Replacement of IFRS 4 liabilities with IFRS 17	—	—	—
Removal of IFRS 4 liabilities and recording of IFRS 17 fulfilment cash flows	—	(0.9)	0.9
IFRS 17 contractual service margin	—	0.9	(0.9)
Re-measurement effect of IFRS 9 re-designations	—	—	—
Tax effect	—	(0.2)	0.2
Estimated balance sheet values at 1 January 2022 under IFRS 17	26.3	25.3	1.0
PVIF of £812m less deferred tax of £175m constitute the overall estimated reduction in intangible assets, after tax, of £637m on transition to IFRS 17.

Foreign currencies
(c)    Foreign currencies
The functional currency of the bank is sterling, which is also the presentational currency of the consolidated financial statements of the group.
Transactions in foreign currencies are recorded at the rate of exchange on the date of the transaction. Assets and liabilities denominated in foreign currencies are translated at the rate of exchange at the balance sheet date except non-monetary assets and liabilities measured at historical cost, which are translated using the rate of exchange at the initial transaction date. Exchange differences are included in other comprehensive income or in the income statement depending on where the gain or loss on the underlying item is recognised.
In the consolidated financial statements, the assets and liabilities of branches, subsidiaries, joint ventures and associates whose functional currency is not sterling are translated into the group’s presentation currency at the rate of exchange at the balance sheet date, while their results are translated into sterling at the average rates of exchange for the reporting period. Exchange differences arising are recognised in other comprehensive income. On disposal of a foreign operation, exchange differences previously recognised in other comprehensive income are reclassified to the income statement.

Critical accounting estimates and judgements	Critical accounting estimates and judgements
The preparation of financial information requires the use of estimates and judgements about future conditions. In view of the inherent uncertainties and the high level of subjectivity involved in the recognition or measurement of items highlighted, as the 'critical accounting estimates and judgements' in section 1.2 below, it is possible that the outcomes in the next financial year could differ from those on which management’s estimates are based. This could result in materially different estimates and judgements from those reached by management for the purposes of these financial statements. Management’s selection of the group’s accounting policies that contain critical estimates and judgements reflects the materiality of the items to which the policies are applied and the high degree of judgement and estimation uncertainty involved.
Management has considered the impact of climate-related risks on HSBC’s financial position and performance. While the effects of climate change are a source of uncertainty, as at 31 December 2022 management do not consider there to be a material impact on our critical judgements and estimates from the physical, transition and other climate-related risks in the short to medium term. In particular management has considered the known and observable potential impact of climate-related risks of associated judgements and estimates in our value in use calculations.

Segmental analysis	Segmental analysis
HSBC Bank plc's chief operating decision maker is the group Chief Executive, supported by the group Executive Committee, and operating segments are reported in a manner consistent with the internal reporting provided to the group Chief Executive and the group Executive Committee.
Measurement of segmental assets, liabilities, income and expenses is in accordance with the bank’s accounting policies. Segmental income and expenses include transfers between segments and these transfers are conducted at arm’s length. Shared costs are included in segments on the basis of the actual recharges made.
The types of products and services from which each reportable segment derives its revenue are discussed in the ‘Strategic Report – Our global businesses’ on page 9.

Going concern	Going concernThe financial statements are prepared on a going concern basis, as the Directors are satisfied that the group and the company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, cash flows, capital requirements and capital resources. These considerations include stressed scenarios that reflect the uncertainty in structural changes from the Covid-19 pandemic, the Russia-Ukraine war, disrupted supply chains globally, climate change and other top and emerging risks, as well as from the related impacts on profitability, capital and liquidity.
Investments in subsidiaries
Investments in subsidiaries
Where an entity is governed by voting rights, the group consolidates when it holds – directly or indirectly – the necessary voting rights to pass resolutions by the governing body. In all other cases, the assessment of control is more complex and requires judgement of other factors, including having exposure to variability of returns, power to direct relevant activities and whether power is held as agent or principal.
Business combinations are accounted for using the acquisition method. The amount of non-controlling interest is measured either at fair value or at the non-controlling interest’s proportionate share of the acquiree’s identifiable net assets.
The bank's investments in subsidiaries are stated at cost less impairment losses.
Impairment testing is performed where there is an indication of impairment, by comparing the recoverable amount of a cash-generating unit with its carrying amount.
Critical accounting estimates and judgements

Investments in subsidiaries are tested for impairment when there is an indication that the investment may be impaired, which involves estimations of value in use reflecting management’s best estimate of the future cash flows of the investment and the rates used to discount these cash flows, both of which are subject to uncertain factors as follows:

Judgements	Estimates
•The accuracy of forecast cash flows is subject to a high degree of uncertainty in volatile market conditions. Where such circumstances are determined to exist, management re-tests for impairment more frequently than once a year when indicators of impairment exist. This ensures that the assumptions on which the cash flow forecasts are based continue to reflect current market conditions and management's best estimate of future business prospects.

•The future cash flows of each investment are sensitive to the cash flows projected for the periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of sustainable cash flows thereafter. Forecasts are compared with actual performance and verifiable economic data, but they reflect management’s view of future business prospects at the time of the assessment.
•The rates used to discount future expected cash flows can have a significant effect on their valuation, and are based on the costs of equity assigned to the investment. The cost of equity percentage is generally derived from a capital asset pricing model and the market implied cost of equity, which incorporates inputs reflecting a number of financial and economic variables, including the risk-free interest rate in the country concerned and a premium for the risk of the business being evaluated. These variables are subject to fluctuations in external market rates and economic conditions beyond management’s control.
•Key assumptions used in estimating impairment in subsidiaries are described in Note 18.

Interests in associates and joint arrangements
Interests in associates and joint arrangements
Joint arrangements are investments in which the group, together with one or more parties, has joint control. Depending on the group’s rights and obligations, the joint arrangement is classified as either a joint operation or a joint venture. The group classifies investments in entities over which it has significant influence, and those that are neither subsidiaries nor joint arrangements, as associates.
The group recognises its share of the assets, liabilities and results in a joint operation. Investments in associates and interests in joint ventures are recognised using the equity method. The attributable share of the results and reserves of joint ventures and associates are included in the consolidated financial statements of the group based on either financial statements made up to 31 December or pro-rated amounts adjusted for any material transactions or events occurring between the date the financial statements are available and
31 December.
Investments in associates and joint ventures are assessed at each reporting date and tested for impairment when there is an indication that the investment may be impaired. Goodwill on acquisition of interests in joint ventures and associates is not tested separately for impairment, but is assessed as part of the carrying amount of the investment.

Interest income and expense
Interest income and expense
Interest income and expense for all financial instruments, excluding those classified as held for trading or designated at fair value, are recognised in ‘Interest income’ and ‘Interest expense’ in the income statement using the effective interest method. However, as an exception to this, interest on debt instruments issued by the group for funding purposes that are designated under the fair value option to reduce an accounting mismatch and on derivatives managed in conjunction with those debt instruments is included in interest expense.
Interest on credit-impaired financial assets is recognised using the rate of interest used to discount the future cash flows for the purpose of measuring the impairment loss.

Non-interest income and expense
Non-interest income and expense
The group generates fee income from services provided at a fixed price over time, such as account service and card fees, or when the group delivers a specific transaction at a point in time, such as broking services and import/export services. With the exception of certain fund management and performance fees, all other fees are generated at a fixed price. Fund management and performance fees can be variable depending on the size of the customer portfolio and HSBC’s performance as fund manager. Variable fees are recognised when all uncertainties are resolved. Fee income is generally earned from short-term contracts with payment terms that do not include a significant financing component.
The group acts as principal in the majority of contracts with customers, with the exception of broking services. For most brokerage trades, the group acts as agent in the transaction and recognises broking income net of fees payable to other parties in the arrangement.
The group recognises fees earned on transaction-based arrangements at a point in time when it has fully provided the service to the customer. Where the contract requires services to be provided over time, income is recognised on a systematic basis over the life of the agreement. Where the group offers a package of services that contains multiple non-distinct performance obligations, such as those included in account service packages, the promised services are treated as a single performance obligation. If a package of services contains distinct performance obligations, such as those including both account and insurance services, the corresponding transaction price is allocated to each performance obligation based on the estimated stand-alone selling prices.
Dividend income is recognised when the right to receive payment is established. This is the ex-dividend date for listed equity securities, and usually the date when shareholders approve the dividend for unlisted equity securities.
Net income/(expense) from financial instruments measured at fair value through profit or loss includes the following:
•‘Net income from financial instruments held for trading or managed on a fair value basis’: This comprises net trading income, which includes all gains and losses from changes in the fair value of financial assets and financial liabilities held for trading and other financial instruments managed on a fair value basis, together with the related interest income, expense and dividends, excluding the effect of changes in the credit risk of liabilities managed on a fair value basis. It also includes all gains and losses from changes in the fair value of derivatives that are managed in conjunction with financial assets and liabilities measured at fair value through profit or loss.
•‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’: This includes interest income, interest expense and dividend income in respect of financial assets and liabilities measured at fair value through profit or loss; and those derivatives managed in conjunction with the above that can be separately identifiable from other trading derivatives.
•‘Changes in fair value of designated debt instruments and related derivatives’: Interest paid on the debt instruments and interest cash flows on related derivatives is presented in interest expense where doing so reduces an accounting mismatch.
•‘Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss’: This includes interest on instruments that fail the solely payments of principal and interest (‘SPPI’) test, see (d) below.
The accounting policies for insurance premium income are disclosed in Note 1.2(j).

Valuation of financial instruments	Valuation of financial instruments
All financial instruments are initially recognised at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of a financial instrument on initial recognition is generally its transaction price (that is, the fair value of the consideration given or received). However, if there is a difference between the transaction price and the fair value of financial instruments whose fair value is based on a quoted price in an active market or a valuation technique that uses only data from observable markets, the group recognises the difference as a trading gain or loss at inception (a ‘day 1 gain or loss’). In all other cases, the entire day 1 gain or loss is deferred and recognised in the income statement over the life of the transaction either until the transaction matures or is closed out or the valuation inputs become observable.
The fair value of financial instruments is generally measured on an individual basis. However, in cases where the group manages a group of financial assets and liabilities according to its net market or credit risk exposure, the fair value of the group of financial instruments is measured on a net basis but the underlying financial assets and liabilities are presented separately in the financial statements, unless they satisfy the IFRS offsetting criteria. Financial instruments are classified into one of three fair value hierarchy levels, described in Note 11, ‘Fair values of financial instruments carried at fair value'.
Critical accounting estimates and judgements

The majority of valuation techniques employ only observable market data. However, certain financial instruments are classified on the basis of valuation techniques that feature one or more significant market inputs that are unobservable, and for them, the measurement of fair value is more judgemental:

Judgements	Estimates
•An instrument in its entirety is classified as valued using significant unobservable inputs if, in the opinion of management, greater than 5% of the instrument’s valuation is driven by unobservable inputs.
•‘Unobservable’ in this context means that there is little or no current market data available from which to determine the price at which an arm’s length transaction would be likely to occur. It generally does not mean that there is no data available at all upon which to base a determination of fair value (consensus pricing data may, for example, be used).

•Details on the group’s level 3 financial instruments and the sensitivity of their valuation to the effect of applying reasonably possible alternative assumptions in determining their fair value are set out in Note 11.

Financial instruments measured at amortised cost	Financial instruments measured at amortised cost
Financial assets that are held to collect the contractual cash flows and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at amortised cost. Such financial assets include most loans and advances to banks and customers and some debt securities. In addition, most financial liabilities are measured at amortised cost. The group accounts for regular way amortised cost financial instruments using trade date accounting. The carrying value of these financial assets at initial recognition includes any directly attributable transactions costs.
The group may commit to underwriting loans on fixed contractual terms for specified periods of time. When the loan arising from the lending commitment is expected to be sold shortly after origination, the commitment to lend is recorded as a derivative. When the group intends to hold the loan, the loan commitment is included in the impairment calculations set out below.
Non-trading reverse repurchase, repurchase and similar agreements
When debt securities are sold subject to a commitment to repurchase them at a predetermined price (‘repos’), they remain on the balance sheet and a liability is recorded in respect of the consideration received. Securities purchased under commitments to resell (‘reverse repos’) are not recognised on the balance sheet and an asset is recorded in respect of the initial consideration paid. Non-trading repos and reverse repos are measured at amortised cost. The difference between the sale and repurchase price or between the purchase and resale price is treated as interest and recognised in net interest income over the life of the agreement.
Contracts that are economically equivalent to reverse repo or repo agreements (such as sales or purchases of debt securities entered into together with total return swaps with the same counterparty) are accounted for similarly to, and presented together with, reverse repo or repo agreements.
Financial assets and Equity securities measured at fair value through other comprehensive income	Financial assets measured at fair value through other comprehensive income
Financial assets held for a business model that is achieved by both collecting contractual cash flows and selling and which contain contractual terms that give rise on specified dates to cash flows that are solely payments of principal and interest are measured at fair value through other comprehensive income (‘FVOCI’). These comprise primarily debt securities. They are recognised on the trade date when HSBC enters into contractual arrangements to purchase and are normally derecognised when they are either sold or redeemed. They are subsequently remeasured at fair value and changes therein (except for those relating to impairment, interest income and foreign currency exchange gains and losses) are recognised in other comprehensive income until the assets are sold. Upon disposal, the cumulative gains or losses in other comprehensive income are recognised in the income statement as ‘Gains less losses from financial instruments’. Financial assets measured at FVOCI are included in the impairment calculations set out below and impairment is recognised in profit or loss.
(f)    Equity securities measured at fair value with fair value movements presented in other comprehensive income
The equity securities for which fair value movements are shown in other comprehensive income are business facilitation and other similar investments where HSBC holds the investments other than to generate a capital return. Dividends from such investments are recognised in profit or loss. Gains or losses on the derecognition of these equity securities are not transferred to profit or loss. Otherwise, equity securities are measured at fair value through profit or loss.

Financial instruments designated at fair value through profit or loss	Financial instruments designated at fair value through profit or loss
Financial instruments, other than those held for trading, are classified in this category if they meet one or more of the criteria set out below and are so designated irrevocably at inception:
•the use of the designation removes or significantly reduces an accounting mismatch;
•a group of financial assets and liabilities or a group of financial liabilities is managed and its performance is evaluated on a fair value basis, in accordance with a documented risk management or investment strategy; and
•the financial liability contains one or more non-closely related embedded derivatives.
Designated financial assets are recognised when HSBC enters into contracts with counterparties, which is generally on trade date, and are normally derecognised when the rights to the cash flows expire or are transferred. Designated financial liabilities are recognised when HSBC enters into contracts with counterparties, which is generally on settlement date, and are normally derecognised when extinguished. Subsequent changes in fair values are recognised in the income statement in ‘Net income from financial instruments held for trading or managed on a fair value basis’ or ‘Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss’ or ‘Changes in fair value of designated debt and related derivatives’ except for the effect of changes in the liabilities' credit risk, which is presented in 'Other comprehensive income', unless that treatment would create or enlarge an accounting mismatch in profit or loss.
Under the above criterion, the main classes of financial instruments designated by HSBC are:
•Debt instruments for funding purposes that are designated to reduce an accounting mismatch: The interest and/or foreign exchange exposure on certain fixed-rate debt securities issued has been matched with the interest and/or foreign exchange exposure on certain swaps as part of a documented risk management strategy.
•Financial assets and financial liabilities under unit-linked and non-linked investment contracts: A contract under which HSBC does not accept significant insurance risk from another party is not classified as an insurance contract, other than investment contracts with discretionary participation features (‘DPF’), but is accounted for as a financial liability. Customer liabilities under linked and certain non-linked investment contracts issued by insurance subsidiaries are determined based on the fair value of the assets held in the linked funds. If no fair value designation was made for the related assets, at least some of the assets would otherwise be measured at either fair value through other comprehensive income or amortised cost. The related financial assets and liabilities are managed and reported to management on a fair value basis. Designation at fair value of the financial assets and related liabilities allows changes in fair values to be recorded in the income statement and presented in the same line.
•Financial liabilities that contain both deposit and derivative components: These financial liabilities are managed and their performance evaluated on a fair value basis.

Derivatives	Derivatives
Derivatives are financial instruments that derive their value from the price of underlying items such as equities, interest rates or other indices. Derivatives are recognised initially and are subsequently measured at fair value through profit or loss, with changes in fair value generally recorded in the income statement. Derivatives are classified as assets when their fair value is positive or as liabilities when their fair value is negative. This includes embedded derivatives in financial liabilities, which are bifurcated from the host contract when they meet the definition of a derivative on a stand-alone basis. Where the derivatives are managed with debt securities issued by HSBC that are designated at fair value where doing so reduces an accounting mismatch, the contractual interest is shown in ‘Interest expense’ together with the interest payable on the issued debt.
Hedge accounting
When derivatives are not part of fair value designated relationships, if held for risk management purposes they are designated in hedge accounting relationships where the required criteria for documentation and hedge effectiveness are met. The group uses these derivatives or, where allowed, other non-derivative hedging instruments in fair value hedges, cash flow hedges or hedges of net investments in foreign operations as appropriate to the risk being hedged.
Fair value hedge
Fair value hedge accounting does not change the recording of gains and losses on derivatives and other hedging instruments, but results in recognising changes in the fair value of the hedged assets or liabilities attributable to the hedged risk that would not otherwise be recognised in the income statement. If a hedge relationship no longer meets the criteria for hedge accounting, hedge accounting is discontinued and the cumulative adjustment to the carrying amount of the hedged item is amortised to the income statement on a recalculated effective interest rate, unless the hedged item has been derecognised, in which case it is recognised in the income statement immediately.
Cash flow hedge
The effective portion of gains and losses on hedging instruments is recognised in other comprehensive income and the ineffective portion of the change in fair value of derivative hedging instruments that are part of a cash flow hedge relationship is recognised immediately in the income statement within ‘Net trading income’. The accumulated gains and losses recognised in other comprehensive income are reclassified to the income statement in the same periods in which the hedged item affects profit or loss. When a hedge relationship is discontinued, or partially discontinued, any cumulative gain or loss recognised in other comprehensive income remains in equity until the forecast transaction is recognised in the income statement. When a forecast transaction is no longer expected to occur, the cumulative gain or loss previously recognised in other comprehensive income is immediately reclassified to the income statement.
Derivatives that do not qualify for hedge accounting
Non-qualifying hedges are derivatives entered into as economic hedges of assets and liabilities for which hedge accounting was not applied.

Impairment of financial assets	Impairment of amortised cost and FVOCI financial assets
Expected credit losses are recognised for loans and advances to banks and customers, non-trading reverse repurchase agreements, other financial assets held at amortised cost, debt instruments measured at fair value through other comprehensive income ('FVOCI'), and certain loan commitments and financial guarantee contracts. At initial recognition, an allowance (or provision in the case of some loan commitments and financial guarantees) is required for ECL resulting from default events that are possible within the next 12 months, or less, where the remaining life is less than 12 months, (’12-month ECL’). In the event of a significant increase in credit risk, an allowance (or provision) is required for ECL resulting from all possible default events over the expected life of the financial instrument (‘lifetime ECL’). Financial assets where 12-month ECL is recognised are considered to be ‘stage 1’; financial assets which are considered to have experienced a significant increase in credit risk are in ‘stage 2’; and financial assets for which there is objective evidence of impairment so are considered to be in default or otherwise credit impaired are in ‘stage 3’. Purchased or originated credit-impaired financial assets ('POCI') are treated differently as set out below.
Credit-impaired (stage 3)
The group determines that a financial instrument is credit impaired and in stage 3 by considering relevant objective evidence, primarily whether contractual payments of either principal or interest are past due for more than 90 days, there are other indications that the borrower is unlikely to pay such as that a concession has been granted to the borrower for economic or legal reasons relating to the borrower’s financial condition, or the loan is otherwise considered to be in default.
If such unlikeliness to pay is not identified at an earlier stage, it is deemed to occur when an exposure is 90 days past due, even where regulatory rules permit default to be defined based on 180 days past due. Therefore, the definitions of credit impaired and default are aligned as far as possible so that stage 3 represents all loans that are considered defaulted or otherwise credit-impaired.
Interest income is recognised by applying the effective interest rate to the amortised cost amount, i.e. gross carrying amount less
ECL allowance.
Write-off
Financial assets (and the related impairment allowances) are normally written off, either partially or in full, when there is no realistic prospect of recovery. Where loans are secured, this is generally after receipt of any proceeds from the realisation of security.
In circumstances where the net realisable value of any collateral has been determined and there is no reasonable expectation of further recovery, write-off may be earlier.
Forbearance
Loans are identified as forborne and classified as either performing or non-performing when the group modifies the contractual terms due to financial difficulty of the borrower. Non-performing forborne loans are stage 3 and classified as non-performing until they meet the cure criteria, as specified by applicable credit risk policy (for example, when the loan is no longer in default and no other indicators of default have been present for at least 12 months). Any amount written off as a result of any modification of contractual terms upon entering forbearance would not be reversed.
In 2022, the group adopted the EBA Guidelines on the application of definition of default for our retail portfolios, which affects credit risk policies and our reporting in respect of the status of loans as credit impaired principally due to forbearance (or curing thereof). Further details are provided under 'Forborne loans and advances' on page 57.
Performing forborne loans are initially stage 2 and remain classified as forborne until they meet applicable cure criteria (for example, they continue to not be in default and no other indicators of default are present for a period of at least 24 months). At this point, the loan is either stage 1 or stage 2 as determined by comparing the risk of a default occurring at the reporting date (based on the modified contractual terms) and the risk of a default occurring at initial recognition (based on the original, unmodified contractual terms).
A forborne loan is derecognised if the existing agreement is cancelled and a new agreement is made on substantially different terms, or if the terms of an existing agreement are modified such that the forborne loan is a substantially different financial instrument. Any new loans that arise following derecognition events in these circumstances would generally be classified as POCI and will continue to be disclosed as forborne.
Loan modifications other than forborne loans
Loan modifications that are not identified as forborne are considered to be commercial restructurings. Where a commercial restructuring results in a modification (whether legalised through an amendment to the existing terms or the issuance of a new loan contract) such that HSBC’s rights to the cash flows under the original contract have expired, the old loan is derecognised and the new loan is recognised at fair value. The rights to cash flows are generally considered to have expired if the commercial restructure is at market rates and no payment-related concession has been provided. Modifications of certain higher credit risk wholesale loans are assessed for derecognition having regard to changes in contractual terms that either individually or in combination are judged to result in a substantially different financial instrument. Mandatory and general offer loan modifications that are not borrower specific, for example market-wide customer relief programmes generally do not result in derecognition, but their stage allocation is determined considering all available and supportable information under our ECL impairment policy. Changes made to these financial instruments that are economically equivalent and required by interest rate benchmark reform do not result in the derecognition or a change in the carrying amount of the financial instrument, but instead require the effective interest rate to be updated to reflect the change of the interest rate benchmark.
Significant increase in credit risk (stage 2)
An assessment of whether credit risk has increased significantly since initial recognition is performed at each reporting period by considering the change in the risk of default occurring over the remaining life of the financial instrument.
The assessment explicitly or implicitly compares the risk of default occurring at the reporting date compared with that at initial recognition, taking into account reasonable and supportable information, including information about past events, current conditions and future economic conditions. The assessment is unbiased, probability-weighted, and to the extent relevant, uses forward-looking information consistent with that used in the measurement of ECL. The analysis of credit risk is multifactor. The determination of whether a specific factor is relevant and its weight compared with other factors depends on the type of product, the characteristics of the financial instrument and the borrower, and the geographical region. Therefore, it is not possible to provide a single set of criteria that will determine what is considered to be a significant increase in credit risk and these criteria will differ for different types of lending, particularly between retail and wholesale. However, unless identified at an earlier stage, all financial assets are deemed to have suffered a significant increase in credit risk when 30 days past due. In addition, wholesale loans that are individually assessed, which are typically corporate and commercial customers, and included on a watch or worry list, are included in stage 2.
For wholesale portfolios, the quantitative comparison assesses default risk using a lifetime probability of default ('PD'), which encompasses a wide range of information including the obligor’s customer risk rating (‘CRR’), macro-economic condition forecasts and credit transition probabilities. For origination CRRs up to 3.3, significant increase in credit risk is measured by comparing the average PD for the remaining term estimated at origination with the equivalent estimation at reporting date. The quantitative measure of significance varies depending on the credit quality at origination as follows:

Origination CRR	Significance trigger – PD to increase by
0.1-1.2	15bps
2.1-3.3	30bps

For CRRs greater than 3.3 that are not impaired, a significant increase in credit risk is considered to have occurred when the origination PD has doubled. The significance of changes in PD was informed by expert credit risk judgement, referenced to historical credit migrations and to relative changes in external market rates.
For loans originated prior to the implementation of IFRS 9, the origination PD does not include adjustments to reflect expectations of future macroeconomic conditions since these are not available without the use of hindsight. In the absence of this data, origination PD must be approximated assuming through-the-cycle PDs and through-the-cycle migration probabilities, consistent with the instrument’s underlying modelling approach and the CRR at origination. For these loans, the quantitative comparison is supplemented with additional CRR deterioration-based thresholds, as set out in the table below:

Origination CRR	Additional significance criteria – number of CRR grade notches deterioration required to identify as significant credit deterioration (stage 2) (> or equal to)
0.1	5 notches
1.1–4.2	4 notches
4.3–5.1	3 notches
5.2–7.1	2 notches
7.2–8.2	1 notch
8.3	0 notch
Further information about the 23-grade scale used for CRR can be found on page 57.
For Retail portfolios, default risk is assessed using a reporting date 12-month PD derived from credit scores, which incorporate all available information about the customer. This PD is adjusted for the effect of macroeconomic forecasts for periods longer than
12 months and is considered to be a reasonable approximation of a lifetime PD measure. Retail exposures are first segmented into homogenous portfolios, generally by country, product and brand. Within each portfolio, the stage 2 accounts are defined as accounts with an adjusted 12-month PD greater than the average 12-month PD of loans in that portfolio 12 months before they become 30 days past due. The expert credit risk judgement is that no prior increase in credit risk is significant. This portfolio-specific threshold therefore identifies loans with a PD higher than would be expected from loans that are performing as originally expected and higher than that which would have been acceptable at origination. It therefore approximates a comparison of origination to reporting date PDs.
As additional data becomes available, the retail transfer criteria approach continues to be refined to utilise a more relative approach for certain portfolios. These enhancements take advantage of the increase in origination related data in the assessment of significant increases in credit risk by comparing remaining lifetime PD to the comparable remaining term lifetime PD at origination based on portfolio-specific origination segments. These enhancements resulted in significant migrations of loans to customers gross carrying amounts from stage 1 to stage 2, but did not have a significant impact on the overall ECL for these portfolios in 2022 due to low loan-to-value ratios.
Unimpaired and without significant increase in credit risk (stage 1)
ECL resulting from default events that are possible within the next 12 months (’12-month ECL’) are recognised for financial instruments that remain in stage 1.
Purchased or originated credit impaired
Financial assets that are purchased or originated at a deep discount that reflects the incurred credit losses are considered to be POCI. This population includes new financial instruments recognised in most cases following the derecognition of forborne loans. The amount of change in lifetime ECL for a POCI loan is recognised in profit or loss until the POCI loan is derecognised, even if the lifetime ECL are less than the amount of ECL included in the estimated cash flows on initial recognition.
Movement between stages
Financial assets can be transferred between the different categories (other than POCI) depending on their relative increase in credit risk since initial recognition. Financial instruments are transferred out of stage 2 if their credit risk is no longer considered to be significantly increased since initial recognition based on the assessments described above. In the case of non-performing forborne loans such financial instruments are transferred out of stage 3 when they no longer exhibit any evidence of credit impairment and meet the curing criteria as described above.
Measurement of ECL
The assessment of credit risk and the estimation of ECL are unbiased and probability-weighted, and incorporate all available information which is relevant to the assessment including information about past events, current conditions and reasonable and supportable forecasts of future events and economic conditions at the reporting date. In addition, the estimation of ECL should take into account the time value of money and considers other factors such as climate-related risks.
In general, HSBC calculates ECL using three main components, a probability of default ('PD'), a loss given default ('LGD') and the exposure at default (‘EAD’).
The 12-month ECL is calculated by multiplying the 12-month PD, LGD, and EAD. Lifetime ECL is calculated using the lifetime PD instead. The 12-month and lifetime PDs represent the probability of default occurring over the next 12 months and the remaining maturity of the instrument respectively.
The EAD represents the expected balance at default, taking into account the repayment of principal and interest from the balance sheet date to the default event together with any expected drawdowns of committed facilities. The LGD represents expected losses on the EAD given the event of default, taking into account, among other attributes, the mitigating effect of collateral value at the time it is expected to be realised and the time value of money.
HSBC makes use of the Basel II IRB framework where possible, with recalibration to meet the differing IFRS 9 requirements as set out in the following table:

Model	Regulatory capital	IFRS 9
PD
•Through the cycle (represents long-run average PD throughout a full economic cycle).
•The definition of default includes a backstop of 90+ days past due, although this has been modified to 180+ days past due for some portfolios, particularly UK and US mortgages.
•Point in time (based on current conditions, adjusted to take into account estimates of future conditions that will impact PD). •Default backstop of 90+ days past due for all portfolios.
EAD	•Cannot be lower than current balance	•Amortisation captured for term products
LGD
•Downturn LGD (consistent losses expected to be suffered during a severe but plausible economic downturn).
•Regulatory floors may apply to mitigate risk of underestimating downturn LGD due to lack of historical data.
•Discounted using cost of capital.
•All collection costs included.

•Expected LGD (based on estimate of loss given default including the expected impact of future economic conditions such as changes in value of collateral).
•No floors.
•Discounted using the original effective interest rate of the loan.
•Only costs associated with obtaining/selling collateral included.

Other		•Discounted back from point of default to balance sheet date.

While 12-month PDs are recalibrated from Basel models where possible, the lifetime PDs are determined by projecting the 12-month PD using a term structure. For the Wholesale methodology, the lifetime PD also takes into account credit migration, i.e. a customer migrating through the CRR bands over its life.
The ECL for Wholesale stage 3 is determined on an individual basis using a discounted cash flow (‘DCF’) methodology. The expected future cash flows are based on the credit risk officer’s estimates as of the reporting date, reflecting reasonable and supportable assumptions and projections of future recoveries and expected future receipts of interest. Collateral is taken into account if it is likely that the recovery of the outstanding amount will include realisation of collateral based on its estimated fair value of collateral at the time of expected realisation, less costs for obtaining and selling the collateral.
The cash flows are discounted at a reasonable approximation of the original effective interest rate. For significant cases, cash flows under four different scenarios are probability-weighted by reference to the economic scenarios applied more generally by HSBC Group and the judgement of the credit risk officer in relation to the likelihood of the workout strategy succeeding or receivership being required. For less significant cases, the effect of different economic scenarios and work-out strategies is approximated and applied as an adjustment to the most likely outcome.
Period over which ECL is measured
Expected credit loss is measured from the initial recognition of the financial asset. The maximum period considered when measuring ECL (be it 12-month or lifetime ECL) is the maximum contractual period over which HSBC is exposed to credit risk. However, where the financial instrument includes both a drawn and undrawn commitment and the contractual ability to demand repayment and cancel the undrawn commitment does not serve to limit HSBC’s exposure to credit risk to the contractual notice period, the contractual period does not determine the maximum period considered. Instead, ECL is measured over the period HSBC remains exposed to credit risk that is not mitigated by credit risk management actions. This applies to retail overdrafts and credit cards, where the period is the average time taken for stage 2 exposures to default or close as performing accounts, determined on a portfolio basis and ranging from between two and six years. In addition, for these facilities it is not possible to identify the ECL on the loan commitment component separately from the financial asset component. As a result, the total ECL is recognised in the loss allowance for the financial asset unless the total ECL exceeds the gross carrying amount of the financial asset, in which case the ECL is recognised as a provision. For wholesale overdraft facilities, credit risk management actions are taken no less frequently than on an annual basis.
Forward-looking economic inputs
HSBC applies multiple forward-looking global economic scenarios determined with reference to external forecast distributions representative of its view of forecast economic conditions. This approach is considered sufficient to calculate unbiased expected loss in most economic environments. In certain economic environments, additional analysis may be necessary and may result in additional scenarios or adjustments, to reflect a range of possible economic outcomes sufficient for an unbiased estimate. The detailed methodology is disclosed in 'Measurement uncertainty and sensitivity analysis of ECL estimates' on page 64.
Critical accounting estimates and judgements

The calculation of the group’s ECL under IFRS 9 requires the group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
•Defining what is considered to be a significant increase in credit risk.
•Selecting and calibrating the PD, LGD and EAD models, which support the calculations, including making reasonable and supportable judgements about how models react to current and future economic conditions.
•Selecting model inputs and economic forecasts, including determining whether sufficient and appropriately weighted economic forecasts are incorporated to calculate unbiased expected loss.
•Making management judgemental adjustments to account for late breaking events, model and data limitations and deficiencies, and expert credit judgements.
•Selecting applicable recovery strategies for certain wholesale credit-impaired loans.

•The section ‘Measurement uncertainty and sensitivity analysis of ECL estimates’, marked as audited from page 64 sets out the assumptions used in determining ECL, and provides an indication of the sensitivity of the result to the application of different weightings being applied to different economic assumptions.

Insurance contracts	Insurance contracts
A contract is classified as an insurance contract where the group accepts significant insurance risk from another party by agreeing to compensate that party on the occurrence of a specified uncertain future event. An insurance contract may also transfer financial risk, but is accounted for as an insurance contract if the insurance risk is significant. In addition, the group issues investment contracts with discretionary participation features ('DPF') which are also accounted for as insurance contracts as required by IFRS 4 ‘Insurance Contracts’.
Net insurance premium income
Premiums for life insurance contracts are accounted for when receivable, except in unit-linked insurance contracts where premiums are accounted for when liabilities are established.
Reinsurance premiums are accounted for in the same accounting period as the premiums for the direct insurance contracts to which they relate.
Net insurance claims and benefits paid and movements in liabilities to policyholders
Gross insurance claims for life insurance contracts reflect the total cost of claims arising during the year, including claim handling costs and any policyholder bonuses allocated in anticipation of a bonus declaration.
Maturity claims are recognised when due for payment. Surrenders are recognised when paid or at an earlier date on which, following notification, the policy ceases to be included within the calculation of the related insurance liabilities. Death claims are recognised when notified.
Reinsurance recoveries are accounted for in the same period as the related claim.
Liabilities under insurance contracts
Liabilities under non-linked life insurance contracts are calculated by each life insurance operation based on local actuarial principles. Liabilities under unit-linked life insurance contracts are at least equivalent to the surrender or transfer value, which is calculated by reference to the value of the relevant underlying funds or indices.
Future profit participation on insurance contracts with DPF
Where contracts provide discretionary profit participation benefits to policyholders, liabilities for these contracts include provisions for the future discretionary benefits to policyholders. These provisions reflect the actual performance of the investment portfolio to date and management’s expectation of the future performance of the assets backing the contracts, as well as other experience factors such as mortality, lapses and operational efficiency, where appropriate. The benefits to policyholders may be determined by the contractual terms, regulation or past distribution policy.
Investment contracts with DPF
While investment contracts with DPF are financial instruments, they continue to be treated as insurance contracts as required by IFRS 4. The group therefore recognises the premiums for these contracts as revenue and recognises as an expense the resulting increase in the carrying amount of the liability.
In the case of net unrealised investment gains on these contracts, whose discretionary benefits principally reflect the actual performance of the investment portfolio, the corresponding increase in the liabilities is recognised in either the income statement or other comprehensive income, following the treatment of the unrealised gains on the relevant assets. In the case of net unrealised losses, a deferred participating asset is recognised only to the extent that its recoverability is highly probable. Movements in the liabilities arising from realised gains and losses on relevant assets are recognised in the income statement.
Present value of in-force long-term insurance business
The group recognises the value placed on insurance contracts, and investment contracts with DPF, that are classified as long-term and in-force at the balance sheet date, as an asset. The asset represents the present value of the equity holders’ interest in the issuing insurance companies’ profits expected to emerge from these contracts written at the balance sheet date. The present value of in-force long-term insurance business (‘PVIF’) is determined by discounting those expected future profits using appropriate assumptions in assessing factors such as future mortality, lapse rates and levels of expenses, and a risk discount rate that reflects the risk premium attributable to the respective contracts. The PVIF incorporates allowances for both non-market risk and the value of financial options and guarantees. The PVIF asset is presented gross of attributable tax in the balance sheet and movements in the PVIF asset are included in ‘Other operating income’ on a gross of tax basis.

Employee compensation and benefits	Employee compensation and benefits
Share-based payments
The group enters into both equity-settled and cash-settled share-based payment arrangements with its employees as compensation for the provision of their services. The vesting period for these schemes may commence before the legal grant date if the employees have started to render services in respect of the award before the legal grant date, where there is a shared understanding of the terms and conditions of the arrangement. Expenses are recognised when the employee starts to render service to which the award relates.
Cancellations result from the failure to meet a non-vesting condition during the vesting period, and are treated as an acceleration of vesting recognised immediately in the income statement. Failure to meet a vesting condition by the employee is not treated as a cancellation, and the amount of expense recognised for the award is adjusted to reflect the number of awards expected to vest.
Post-employment benefit plans
The group operates a number of pension schemes including defined benefit, defined contribution and post-employment benefit schemes.
Payments to defined contribution schemes are charged as an expense as the employees render service.
Defined benefit pension obligations are calculated using the projected unit credit method. The net charge to the income statement mainly comprises the service cost and the net interest on the net defined benefit asset or liability, and is presented in operating expenses.
Remeasurements of the net defined benefit asset or liability, which comprise actuarial gains and losses, return on plan assets (excluding interest) and the effect of the asset ceiling (if any, excluding interest), are recognised immediately in other comprehensive income. The net defined benefit asset or liability represents the present value of defined benefit obligations reduced by the fair value of plan assets, after applying the asset ceiling test, where the net defined benefit surplus is limited to the present value of available refunds and reductions in future contributions to the plan.
The costs of obligations arising from other post-employment plans are accounted for on the same basis as defined benefit pension plans.

Tax	Tax
Income tax comprises current tax and deferred tax. Income tax is recognised in the income statement except to the extent that it relates to items recognised in other comprehensive income or directly in equity, in which case the tax is recognised in the same statement in which the related item appears.
Current tax is the tax expected to be payable on the taxable profit for the year and on any adjustment to tax payable in respect of previous years. The group provides for potential current tax liabilities that may arise on the basis of the amounts expected to be paid to the tax authorities. Payments associated with any incremental base erosion and anti-abuse tax are reflected in tax expense in the period incurred.
Deferred tax is recognised on temporary differences between the carrying amounts of assets and liabilities in the balance sheet, and the amounts attributed to such assets and liabilities for tax purposes. Deferred tax is calculated using the tax rates expected to apply in the periods as the assets will be realised or the liabilities settled.
In assessing the probability and sufficiency of future taxable profit, we consider the availability of evidence to support the recognition of deferred tax assets. taking into account the inherent risks in long-term forecasting, including climate change-related, and drivers of recent history of tax losses where applicable. We also consider the future reversal of existing taxable temporary differences and tax planning strategies, including corporate reorganisations.
Current and deferred tax are calculated based on tax rates and laws enacted, or substantively enacted, by the balance sheet date.
Critical accounting judgements

The recognition of deferred tax assets depends on judgements and estimates
Judgements	Estimates
•Specific judgements supporting deferred tax assets are described in Note 7.	The recognition of deferred tax assets is sensitive to estimates of future cash flows projected for periods for which detailed forecasts are available and to assumptions regarding the long-term pattern of cash flows thereafter, on which forecasts of future taxable profit are based, and which affect the expected recovery periods and the pattern of utilisation of tax losses and tax credits.
The Group does not consider there to be a significant risk of a material adjustment to the carrying amount of the deferred tax assets in the next financial year but does consider this to be an area that is inherently judgemental.

Provisions
Provisions
Provisions are recognised when it is probable that an outflow of economic benefits will be required to settle a present legal or constructive obligation that has arisen as a result of past events and for which a reliable estimate can be made.
Critical accounting estimates and judgements

The recognition and measurement of provisions requires the group to make a number of judgements, assumptions and estimates. The most significant are set out below:
Judgements	Estimates
•Determining whether a present obligation exists. Professional advice is taken on the assessment of litigation and similar obligations.
•Provisions for legal proceedings and regulatory matters typically require a higher degree of judgement than other types of provisions. When matters are at an early stage, accounting judgements can be difficult because of the high degree of uncertainty associated with determining whether a present obligation exists, and estimating the probability and amount of any outflows that may arise. As matters progress, management and legal advisers evaluate on an ongoing basis whether provisions should be recognised, revising previous estimates as appropriate. At more advanced stages, it is typically easier to make estimates around a better defined set of possible outcomes.

•Provisions for legal proceedings and regulatory matters remain very sensitive to the assumptions used in the estimate. There could be a wider range of possible outcomes for any pending legal proceedings, investigations or inquiries. As a result, it is often not practicable to quantify a range of possible outcomes for individual matters. It is also not practicable to meaningfully quantify ranges of potential outcomes in aggregate for these types of provisions, because of the diverse nature and circumstances of such matters and the wide range of uncertainties involved.

Contingent liabilities
Contingent liabilities
Contingent liabilities, which include certain guarantees and letters of credit pledged as collateral security, and contingent liabilities related to legal proceedings or regulatory matters, are not recognised in the financial statements but are disclosed unless the probability of settlement is remote.

Financial guarantee contracts
Financial guarantee contracts
Liabilities under financial guarantee contracts that are not classified as insurance contracts are recorded initially at their fair value, which is generally the fee received or present value of the fee receivable.
The bank has issued financial guarantees and similar contracts to other group entities. The group elects to account for certain guarantees as insurance contracts in the bank’s financial statements, in which case they are measured and recognised as insurance liabilities. This election is made on a contract by contract basis, and is irrevocable.

Impairment of non-financial assets	Impairment of non-financial assets
Software under development is tested for impairment at least annually. Other non-financial assets are property, plant and equipment, intangible assets (excluding goodwill) and right-of-use assets. They are tested for impairment at the individual asset level when there is indication of impairment at that level, or at the CGU level for assets that do not have a recoverable amount at the individual asset level. In addition, impairment is also tested at the CGU level when there is indication of impairment at that level. For this purpose, CGUs are considered to be the principal operating legal entities divided by global business.
Impairment testing compares the carrying amount of the non-financial asset or CGU with its recoverable amount, which is the higher of the fair value less costs of disposal or the value in use. The carrying amount of a CGU comprises the carrying value of its assets and liabilities, including non-financial assets that are directly attributable to it and non-financial assets that can be allocated to it on a reasonable and consistent basis. Non-financial assets that cannot be allocated to an individual CGU are tested for impairment at an appropriate grouping of CGUs. The recoverable amount of the CGU is the higher of the fair value less costs of disposal of the CGU, which is determined by independent and qualified valuers where relevant, and the value in use, which is calculated based on appropriate inputs. When the recoverable amount of a CGU is less than its carrying amount, an impairment loss is recognised in the income statement to the extent that the impairment can be allocated on a pro-rata basis to the non-financial assets by reducing their carrying amounts to the higher of their respective individual recoverable amount or nil. Impairment is not allocated to the financial assets in a CGU.
Impairment loss recognised in prior periods for non-financial assets is reversed when there has been a change in the estimate used to determine the recoverable amount. The impairment loss is reversed to the extent that the carrying amount of the non-financial assets would not exceed the amount that would have been determined (net of amortisation or depreciation) had no impairment loss been recognised in prior periods.

Non-current assets and disposal groups held for sale	Non-current assets and disposal groups held for sale
HSBC classifies non-current assets or disposal groups (including assets and liabilities) as held for sale when their carrying amounts will be recovered principally through sale rather than through continuing use. To be classified as held for sale, the non-current asset or disposal group must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups), and the sale must be highly probable. For a sale to be highly probable, the appropriate level of management must be committed to a plan to sell the asset (or disposal group) and an active programme to locate a buyer and complete the plan must have been initiated. Further, the asset (or disposal group) must be actively marketed for sale at a price that is reasonable in relation to its current fair value. In addition, the sale should be expected to qualify as a completed sale within one year from the date of classification and actions required to complete the plan should indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.
Held-for-sale assets and disposal groups are measured at the lower of their carrying amount and fair value less costs to sell except for those assets and liabilities that are not within the scope of the measurement requirements of IFRS 5. If the carrying amount of the non-current asset (or disposal group) is greater than the fair value less costs to sell, an impairment loss for any initial or subsequent write down of the asset or disposal group to fair value less costs to sell is recognised. Any such impairment loss is first allocated against the non-current assets that are in scope of IFRS 5 for measurement. This first reduces the carrying amount of any goodwill allocated to the disposal group, and then to the other assets of the disposal group pro rata on the basis of the carrying amount of each asset in the disposal group. Thereafter, any impairment loss in excess of the carrying value of the non-current assets in scope of IFRS 5 for measurement is recognised against the total assets of the disposal group.
Critical accounting estimates and judgements

The classification as held for sale depends on certain judgements
Judgements
Management judgement is required in determining whether the IFRS 5 held for sale criteria are met, including whether a sale is highly probable and expected to complete within one year of classification. The exercise of judgement will normally consider the likelihood of successfully securing any necessary regulatory or political approvals which are almost always required for sales of banking businesses. For large and complex plans judgement will also include an assessment of the enforceability of any binding sale agreement, the nature and magnitude of any disincentives for non-performance, and the ability of the counterparty to undertake necessary pre-completion preparatory work, comply with conditions precedent, and otherwise be able to comply with contractual undertakings to achieve completion within the expected timescale. Once classified as held for sale, judgement is required to be applied on a continuous basis to ensure that classification remains appropriate in future accounting periods.